Financial Instruments - Fair values (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt instruments and long-term loans
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	₽ 2,159	₽ 1,968
Financial assets, fair value	2,161	1,991
Debt instruments | AC
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	1,929	1,804
Financial assets, fair value	1,931	1,827
Long-term loans | AC
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	159	164
Financial assets, fair value	159	₽ 164
Long-term loans | FVPL
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	71
Financial assets, fair value	₽ 71